CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net assets acquired:
Financial assets at fair value through profit or loss	£ 171,626	£ 160,189
Intangible assets	4,140	3,808
Other assets	4,250	4,474
Liabilities arising from non-participating investment contracts	(38,452)	(37,459)
Other liabilities	(20,347)	(20,333)
Less: cash and cash equivalents acquired	17,656	2,587	£ (3,484)
Net cash (inflow) outflow from acquisitions in the year	3	21	49
Business combinations
Net assets acquired:
Financial assets at fair value through profit or loss	0	7,350	0
Assets arising from contracts held with reinsurers	0	13,616	0
Intangible assets	0	0	21
Other assets	0	29	6
Liabilities arising from non-participating investment contracts	0	(20,981)	0
Other liabilities	0	(8)	(1)
Goodwill arising on acquisition	0	14	0
Cash consideration	0	20	26
Less: cash and cash equivalents acquired	0	0	0
Net cash outflow arising from acquisition of subsidiaries and businesses	0	20	26
Acquisition of and additional investment in joint ventures	(3)	1	23
Net cash (inflow) outflow from acquisitions in the year	£ (3)	£ 21	£ 49